Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Loss Per Share [Abstract]
Other income	$ 1,376,645	$ 788,654	$ 75,748
Total other income	1,376,645	788,654	1,973,344
Product costs		(6,338)	(911,969)
Administration expense	(568,954)	(280,969)	(99,094)
Advertising and investor relations	(1,852,416)	(2,746,226)	(4,345,874)
Bad debt expense		(134,626)
Research and development costs	(9,364,796)	(5,371,821)	(4,749,514)
Compliance, legal and regulatory	(2,632,069)	(3,559,511)	(1,227,244)
Share based payments	(3,191,640)	(1,464,550)	(600,043)
Occupancy expenses	(124,628)	(112,341)	(115,836)
Depreciation expense	(130,946)
Salaries and employee benefit expense	(3,490,754)	(2,016,181)	(1,296,569)
Total expenses	(21,356,203)	(15,692,563)	(13,346,143)
Loss before tax	(19,979,558)	(14,903,909)	(11,372,799)
Income tax
Loss after tax	(19,979,558)	(14,903,909)	(11,372,799)
Other comprehensive income
Total comprehensive loss for the year	$ (19,979,558)	$ (14,903,909)	$ (11,372,799)
Earnings per share
Basic loss per share (cents per share) (in Dollars per share)	$ (1.3)	$ (1.25)	$ (1.16)
Diluted loss per share (cents per share) (in Dollars per share)	$ (1.3)	$ (1.25)	$ (1.16)
Revenue			$ 1,897,596